ASSETS HELD FOR SALE AND DISCONTINUED OPERATIONS (Schedule of significant operating and investing items) (Details) - Discontinued Operations, Held-for-Sale [Member] - Share Purchase Agreement [Member] - Lisan Farma Colombia Llc [Member] - Colombian related subsidiaries and Colombian assets [Member] - USD ($)
$ in Thousands
	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Operating Activities Of Discontinued Operations [Abstract]
Depreciation and amortization			$ 148	$ 296
Bad debt expense	$ 565	$ 150	565	150
Asset impairment	$ 4,704	$ 0	4,704	0
Investing Activities Of Discontinued Operations [Abstract]
Purchases of property, plant and equipment			$ 92	$ 579